As filed with the Securities and Exchange Commission on July 14, 2016

Securities Act File No. 333-103022

Investment Company Act File No. 811-21295

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 446	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 447	☒
(Check appropriate box or boxes)

JPMORGAN TRUST I

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Pamela L. Woodley, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
270 Park Avenue	1095 Avenue of the Americas
New York, NY 10017	New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (b).
☐	on (date) pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 446 relates to the following funds:

J. P. Morgan Municipal Bond Funds
JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

J. P. Morgan SmartAllocation Funds JPMorgan SmartAllocation Income Fund

J. P. Morgan Tax Aware Funds
JPMorgan Tax Aware High Income Fund
JPMorgan Tax Aware Income Opportunities Fund

J. P. Morgan Income Funds
JPMorgan Managed Income Fund

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust I, certifies that it meets all the requirements for effectiveness of the Registration Statement under Rule
485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 14th day of July 2016.

JPMORGAN TRUST I

By:	BRIAN S. SHLISSEL*
Brian S. Shlissel
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on July 14, 2016.

	JOHN F. FINN*		MITCHELL M. MERIN*
	John F. Finn Trustee		Mitchell M. Merin Trustee

	DR. MATTHEW GOLDSTEIN*		ROBERT A. ODEN, JR.*
	Dr. Matthew Goldstein Trustee		Robert A. Oden, Jr. Trustee

	ROBERT J. HIGGINS*		MARIAN U. PARDO*
	Robert J. Higgins* Trustee		Marian U. Pardo Trustee

	FRANKIE D. HUGHES*		FREDERICK W. RUEBECK*
	Frankie D. Hughes Trustee		Frederick W. Ruebeck Trustee

	PETER C. MARSHALL*		JAMES J. SCHONBACHLER*
	Peter C. Marshall Trustee		James J. Schonbachler Trustee

	MARY E. MARTINEZ*	By	BRIAN S. SHLISSEL*
	Mary E. Martinez Trustee		Brian S. Shlissel President and Principal Executive Officer

MARILYN MCCOY*
Marilyn McCoy Trustee

By	LAURA M. DEL PRATO*
Laura M. Del Prato
Treasurer and Principal Financial Officer

*By	/S/ PAMELA L. WOODLEY
Pamela L. Woodley
Attorney-in-Fact

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase